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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through May 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                               ------------------
                                    OAK RIDGE
                                LARGE CAP GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     5/31/04

                                 [LOGO] PIONEER
                                        Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          1
Portfolio Summary                              2
Performance Update                             3
Portfolio Management Discussion                7
Schedule of Investments                       11
Financial Statements                          15
Notes to Financial Statements                 23
The Pioneer Family of Mutual Funds            28
Trustees, Officers and Service Providers      29

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
We are happy to share with you Pioneer Oak Ridge Large Cap Growth Fund's first semiannual report since joining the Pioneer fund family. As you know, Pioneer Oak Ridge Large Cap Growth Fund acquired the assets of Oak Ridge Large Cap Equity Fund in February 2004. The addition of Pioneer Oak Ridge Large Cap Growth Fund and five other funds brings added depth to our fund line-up. We are pleased to be able to offer our investors these new investment opportunities.

The nation's stock markets looked past the ongoing economic expansion this spring to focus on broader concerns. The result was a period of volatility that wiped out the year's early gains. Markets then recovered, and, at the end of May, most major indices were within a point or two of their year-end levels, with mid-cap stocks modestly outperforming large- and small-cap segments.

A variety of influences combined to stifle enthusiasm: investors began to question the high level of stock valuations; unprecedented worldwide demand for energy amid ongoing terror threats and Mideast turmoil drove the price of oil to record highs, with U.S. gasoline prices exceeding $2.00 a gallon; and interest rates began to move higher. Outside the United States, some emerging markets that had been stellar performers pulled back from their highs despite weakness in the U.S. dollar and strong fundamentals. Treasury bond yields were higher - and their prices lower - than at year-end, while corporate and high-yield issues also saw prices fall and yields rise as interest rates edged upward.

The economic recovery can no longer be called jobless; government figures attest to brisk hiring across most sectors in recent months. Increased job creation reflects growing employer confidence that profits will grow further as the expansion moves ahead. Better job prospects also led to a rebound in consumer confidence following a dip in February. But the strength of the recovery made investors cautious, as rising energy and commodity prices kindled inflationary fears and brought clear signals that the Federal Reserve Board will raise short-term interest rates, perhaps threatening consumer and business outlays.

Pioneer's managers believe that any rate increases will be gradual; the Federal Reserve has no desire to cut off the expansion. Furthermore, with short-term rates at the lowest levels in decades, U.S. businesses can adapt comfortably to somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

Higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, and so an appointment with your professional financial advisor may well be in order.

Respectfully,

/s/ Osbert Hood

Osbert Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                              95.4%
Depositary Receipts for International Stocks     4.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Information Technology                          23.4%
Financials                                      19.7%
Consumer Discretionary                          17.6%
Health Care                                     16.4%
Consumer Staples                                 9.6%
Industrials                                      7.4%
Energy                                           5.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  1.    Procter & Gamble Co.    3.86%         6.    Microsoft Corp.     3.16%
  2.    Genentech, Inc.         3.85          7.    Pfizer, Inc.        3.07
  3.    Alcon, Inc.             3.49          8.    Citigroup, Inc.     2.94
  4.    eBAY, Inc.              3.29          9.    Dell, Inc.          2.90
  5.    Apache Corp.            3.24         10.    Qualcomm, Inc.      2.90

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   11/30/03
                 $11.98    $11.18

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(12/1/03 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

-----------------------------------------------
Average Annual Total Returns
(As of May 31, 2004)
                   Net Asset    Public Offering
Period               Value          Price*
Life of Class
(3/1/99)              1.13%          0.00%
5 Years               1.00          -0.19
1 Year               16.99          10.31
-----------------------------------------------

All returns reflect investment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                  Pioneer
                 Oak Ridge
                  Large Cap       Russell 1000
                 Growth Fund*     Growth Index

3/31/1999           $9,425          $10,000
                    $9,460          $11,340
11/30/2000         $10,555          $10,029
                    $9,430           $7,744
11/30/2002          $8,161           $5,987
                    $9,025           $6,990
5/31/2004           $9,671           $7,338

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge funds on February 13, 2004.

   The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   2/17/04
                 $11.97    $11.86

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/17/04 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

----------------------------------------
Average Annual Total Returns
(As of May 31, 2004)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(3/1/99)             0.39%       0.20%
5 Years              0.27        0.07
1 Year              16.26       12.26
----------------------------------------

All returns reflect reinvestment of distributions at net asset value.

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                   Pioneer
                 Oak Ridge
                  Large Cap       Russell 1000
                 Growth Fund      Growth Index

3/31/1999          $10,000          $10,000
                    $9,990          $11,340
11/30/2000         $11,062          $10,029
                    $9,809           $7,744
11/30/2002          $8,425           $5,987
                    $9,248           $6,990
5/31/2004           $9,786           $7,338

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge funds on February 13, 2004.

   The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   2/17/04
                 $11.96    $11.86

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/17/04 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of May 31, 2004)
                      If           If
Period               Held       Redeemed*
Life-of-Class
(3/1/99)             0.38%         0.38%
5 Years              0.25          0.25
1 Year              16.17         16.17
-----------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                   Pioneer
                  Oak Ridge
                  Large Cap       Russell 1000
                 Growth Fund*     Growth Index

3/31/1999          $10,000          $10,000
                    $9,990          $11,340
11/30/2000         $11,062          $10,029
                    $9,809           $7,744
11/30/2002          $8,425           $5,987
                    $9,248           $6,990
5/31/2004           $9,877           $7,338

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge funds on February 13, 2004.

   The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        5/31/04   2/17/04
                 $11.87    $11.87

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(2/17/04 - 5/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

-----------------------------------------
Average Annual Total Returns
(As of May 31, 2004)
                      If           If
Period               Held       Redeemed*
Life of Class
(3/1/99)             0.47%        0.47%
5 Years              0.34         0.34
1 Year              15.50        15.50
-----------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                   Pioneer
                  Oak Ridge
                  Large Cap       Russell 1000
                 Growth Fund*     Growth Index

3/31/1999          $10,000          $10,000
                   $10,007          $11,340
11/30/2000         $11,108          $10,029
                    $9,875           $7,744
11/30/2002          $8,503           $5,987
                    $9,357           $6,990
5/31/2004           $9,924           $7,338

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The performance of each class of the fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth fund was created through the reorganization of predecessor Oak Ridge funds on February 13, 2004.

   The Russell 1000 Growth Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance for the six months ended May 31, 2004.

Q: How did the U.S. stock market perform during the past six months?

A: Stocks delivered the strongest returns in the first half of the reporting period, during which the market was supported by the ongoing expansion of the world economy, low interest rates and the continued improvement of corporate earnings results. The backdrop for stocks started to deteriorate in March, however, as investors began to anticipate that the U.S. Federal Reserve would soon have to begin raising interest rates in order to keep inflation at bay. But with corporate earnings continuing to rise, the S&P 500 Index, a broad measure of the U.S. stock market, finished the period only about 3% off of its February high despite the emergence of these potentially negative factors.

   For investors in the Fund, a notable shift in the investment environment took place in the latter part of the period: higher-quality companies with strong earnings growth and sound fundamentals came back into favor. In contrast, smaller, lower-quality companies (including many with no earnings) generally had been the best performers in 2003 and the first calendar quarter of this year. Given our emphasis on higher-quality profitable companies, this shift in investor preferences was a positive for the Fund.

Q: How did the Fund perform during the period?

A: Class A shares of the Fund produced a total return of 7.16% at net asset value for the six-month period ended May 31, 2004, ahead of its benchmark, the Russell 1000 Growth Index which returned 4.98%. Class B, C and R shares returned 6.89%, 6.80% and 6.05%, respectively, at net asset value over the same period.

   The gradual return to higher quality issues during April and May could signal an end to a challenging period for the Fund. Although absolute performance has been strong since March 2003, the outperformance of lower-quality issues caused the Fund to lag its benchmark during this time. Like most growth-oriented managers, we look for companies that offer accelerating sales and earnings

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                              (continued)
--------------------------------------------------------------------------------

   growth. However, we strive to make sure that the companies we own in the Fund have what we think are sensible valuations relative to their growth prospects. In other words, we will not overpay for companies whose stock prices are not adequately supported by fundamentals. We believe that this is the best way to find companies poised to perform well over a three-to-five year time horizon. With the markets' preferences returning to a focus on quality, this approach again began to bear fruit during the latter half of the period.

Q: Please discuss some of the key factors in the Fund's performance.

A: We are pleased to report that the vast majority of our investment decisions paid off. While we didn't hit any home runs, we also didn't suffer any "blow-ups" from individual holdings. In fact, most of the stocks in the portfolio produced steady gains.

   The Fund received the strongest performance from its holdings in health care stocks. This sector in general - and the biotechnology and medical equipment industries in particular - is home to a wealth of fast-growing companies selling at what we believe to be reasonable prices. Genentech was a strong individual performer for the Fund, and while it is still a large position, we have begun to trim its weighting in the stock as its multiple had expanded to a valuation more reflective of its prospects. The stock is benefiting from the high hopes for the drug Avastin, which has proven effective in treating several forms of cancer. Zimmer Holdings, a leader in making replacement joints, also performed well, as did Alcon, an eye care device maker that has benefited from both higher earnings and an increase in its valuation. A recent addition to the portfolio within the health care sector is Caremark Rx, a pharmacy benefits company that we believe is poised for strong growth resulting from the need for cost-effective drug distribution.

   We also generated strong performance from our stock selection within the energy sector, which has been helped by the continued rise in oil and gas prices. Both of the Fund's holdings in this area - Apache and XTO Energy - executed particularly well and outperformed both the energy sector and the broader market during the semiannual period.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In the consumer area, we emphasize companies with strong earnings growth and dominant positions within their respective industries, such as Wal-Mart and Procter & Gamble. A top performer was International Game Technology. We originally purchased IGT - the world's largest seller of slot machines - in 2002 on the basis of its improving fundamentals and attractive valuation. The stock subsequently staged a strong rally, and we have since trimmed the position based on our belief that the stock has become more fully valued.

Q: In the last report to shareholders, you discussed your reasons for being underweight in technology. The Fund remains underweight in this area. Why do you hold this positioning, which is unusual for a growth fund?

A: We are having no trouble finding technology companies with good growth prospects. What is challenging is finding tech stocks that are reasonably valued in relation to their growth rates. The Fund's underweight in technology proved helpful in recent months, as many of the high-flying stocks in the tech sector lost ground.

   Our strategy with respect to technology is to select companies that are market leaders and that are gaining market share from their competitors. We believe companies that are gaining share will, over the long term, perform well versus the sector as a whole. It is our belief that the best performing stocks over the next market cycle will not be the manufacturers of technology, but the companies best utilizing technological advancement to gain market share in their respective sectors.

Q: What are some examples of investments that did not work as well?

A: As we stated earlier, very few of the Fund's holdings performed poorly.
   Having said that, our investment in the Spanish language television broadcaster Univision produced a loss of approximately 9% for the period. Although the company reported strong first quarter earnings, it was conservative in its forward-looking guidance. Citigroup, meanwhile, weakened on concerns over the effects of litigation and the potential impact of rising interest rates. We believe these fears are overstated, and maintain our position in the stock. Meanwhile, our purchase of Texas Instruments proved

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                              (continued)
--------------------------------------------------------------------------------

   poorly timed, leading to a short-term loss. However, we believe TI will deliver good performance over time due to its exposure to the fast-growing communications area.


Q: What is your outlook for the stock market?


A: We are encouraged by the recent improvement in the performance of higher-quality stocks. The market environment remains uncertain, with the positive effects of a stronger economy and growing corporate earnings offset by the fear of rising interest rates and worries about Iraq, terrorism and the upcoming election. But an environment such as this may prove advantageous to stock pickers such as us, because quality, earnings and valuations will likely begin to matter once again. And in such an environment, we believe that our concentrated portfolio of reasonably valued, fundamentally sound stocks will benefit accordingly.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                             Value
             COMMON STOCKS - 91.6%
             Energy - 5.4%
             Oil & Gas Exploration & Production - 5.4%
  10,324     Apache Corp.                                    $   416,677
  13,603     Cross Timbers Oil Co.                               343,475
                                                             -----------
                                                             $   760,152
                                                             -----------
             Total Energy                                    $   760,152
                                                             -----------
             Capital Goods - 4.4%
             Electrical Components & Equipment - 1.8%
   8,093     General Electric Co.                            $   251,854
                                                             -----------
             Industrial Conglomerates - 2.6%
   7,803     Danaher Corp.                                   $   366,975
                                                             -----------
             Total Capital Goods                             $   618,829
                                                             -----------
             Transportation - 2.3%
             Air Freight & Couriers - 2.3%
   4,366     FedEx Corp.                                     $   321,250
                                                             -----------
             Total Transportation                            $   321,250
                                                             -----------
             Hotels, Restaurants & Leisure - 2.0%
             Casinos & Gaming - 2.0%
   7,285     International Game Technology                   $   286,301
                                                             -----------
             Total Hotels, Restaurants & Leisure             $   286,301
                                                             -----------
             Media - 2.3%
             Broadcasting & Cable TV - 2.3%
  10,003     Univision Communications, Inc. *                $   325,598
                                                             -----------
             Total Media                                     $   325,598
                                                             -----------
             Retailing - 11.8%
             Computer & Electronics Retail - 2.2%
   5,730     Best Buy Co., Inc.                              $   302,315
                                                             -----------
             Home Improvement Retail - 2.0%
   5,161     Lowe's Companies, Inc.                          $   276,475
                                                             -----------
             Internet Retail - 5.0%
   4,764     eBAY, Inc. *                                    $   423,043
   9,134     InterActiveCorp. *                                  285,529
                                                             -----------
                                                             $   708,572
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
             Specialty Stores - 2.6%
  13,366     Staples, Inc.                                       $   368,634
                                                                 -----------
             Total Retailing                                     $ 1,655,996
                                                                 -----------
             Food & Drug Retailing - 5.2%
             Food Distributors - 2.6%
   9,763     Sysco Corp.                                         $   366,113
                                                                 -----------
             Hypermarkets & Supercenters - 2.6%
   6,638     Wal-Mart Stores, Inc.                               $   369,936
                                                                 -----------
             Total Food & Drug Retailing                         $   736,049
                                                                 -----------
             Household & Personal Products - 3.5%
             Household Products - 3.5%
   4,601     Procter & Gamble Co.                                $   496,080
                                                                 -----------
             Total Household & Personal Products                 $   496,080
                                                                 -----------
             Health Care Equipment & Services - 7.7%
             Health Care Distributors - 1.0%
   2,146     Teva Pharmaceutical Industries Ltd. (A.D.R.)        $   142,001
                                                                 -----------
             Health Care Equipment - 2.6%
   4,196     Zimmer Holdings, Inc. *                             $   358,129
                                                                 -----------
             Health Care Services - 0.9%
   4,121     Caremark Rx, Inc. *                                 $   128,575
                                                                 -----------
             Health Care Supplies - 3.2%
   5,716     Alcon, Inc.                                         $   448,477
                                                                 -----------
             Total Health Care Equipment & Services              $ 1,077,182
                                                                 -----------
             Pharmaceuticals & Biotechnology - 7.4%
             Biotechnology - 4.6%
   2,652     Amgen, Inc. *                                       $   145,064
   8,270     Genentech, Inc. *                                       494,629
                                                                 -----------
                                                                 $   639,693
                                                                 -----------
             Pharmaceuticals - 2.8%
  11,157     Pfizer, Inc.                                        $   394,288
                                                                 -----------
             Total Pharmaceuticals & Biotechnology               $ 1,033,981
                                                                 -----------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                Value
             Banks - 4.8%
             Diversified Banks - 4.8%
   8,093     Popular, Inc.                                      $   349,618
  11,705     U.S. Bancorp                                           328,911
                                                                -----------
                                                                $   678,529
                                                                -----------
             Total Banks                                        $   678,529
                                                                -----------
             Diversified Financials - 9.2%
             Consumer Finance - 4.3%
   5,702     American Express Co.                               $   289,091
   8,099     SLM Corp.                                              310,434
                                                                -----------
                                                                $   599,525
                                                                -----------
             Investment Banking & Brokerage - 2.2%
   5,429     Merrill Lynch & Co., Inc.                          $   308,367
                                                                -----------
             Diversified Financial Services - 2.7%
   8,150     Citigroup, Inc.                                    $   378,405
                                                                -----------
             Total Diversified Financials                       $ 1,286,297
                                                                -----------
             Insurance - 4.1%
             Life & Health Insurance - 2.0%
   6,751     Aflac, Inc.                                        $   274,091
                                                                -----------
             Multi-Line Insurance - 2.1%
   4,026     American International Group, Inc.                 $   295,106
                                                                -----------
             Total Insurance                                    $   569,197
                                                                -----------
             Software & Services - 7.5%
             Application Software - 2.9%
  15,416     Microsoft Corp.                                    $   406,212
                                                                -----------
             Data Processing & Outsourced Services - 4.6%
   6,381     Affiliated Computer Services, Inc. *               $   317,901
   7,617     First Data Corp.                                       329,740
                                                                -----------
                                                                $   647,641
                                                                -----------
             Total Software & Services                          $ 1,053,853
                                                                -----------
             Technology Hardware & Equipment - 11.8%
             Communications Equipment - 2.7%
   5,553     Qualcomm, Inc.                                     $   372,440
                                                                -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                       (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
             Computer Hardware - 4.4%
  10,602     Dell, Inc. *                                           $   372,978
   2,815     IBM Corp.                                                  249,380
                                                                    -----------
                                                                    $   622,358
                                                                    -----------
             Electronic Manufacturing Services - 2.2%
  10,797     Jabil Circuit, Inc. *                                  $   305,663
                                                                    -----------
             Technology Distributors - 2.5%
   6,167     Fisher Scientific International, Inc. *                $   354,047
                                                                    -----------
             Total Technology Hardware & Equipment                  $ 1,654,508
                                                                    -----------
             Semiconductors - 2.2%
             Semiconductors - 2.2%
  11,618     Texas Instruments, Inc.                                $   303,346
                                                                    -----------
             Total Semiconductors                                   $   303,346
                                                                    -----------
             TOTAL COMMON STOCKS
             (Cost $11,325,109)                                     $12,857,148
                                                                    -----------
             TOTAL INVESTMENT IN SECURITIES - 91.6%
             (Cost $11,325,109)(a)(b)                               $12,857,148
                                                                    -----------
             OTHER ASSETS AND LIABILITIES - 8.4%                    $ 1,173,153
                                                                    -----------
             TOTAL NET ASSETS - 100.0%                              $14,030,301
                                                                    -----------

*    Non-income producing security.

     A.D.R. American Depository Receipts

(a) At May 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $11,325,109 was as follows:

     Aggregate gross unrealized gain for all
     investments in which there is an excess
     of value over tax cost                                          $1,756,711
     Aggregate gross unrealized loss for all
     investments in which there is an excess
     of tax cost over value                                            (224,672)
                                                                     ----------
     Net unrealized gain                                             $1,532,039
                                                                     ----------

(b) At November 30, 2003, the Fund had a net capital loss carryforward of $180,468 of which the following amounts will expire between 2009 and 2011 if not utilized.
     $60,014 in 2009
     $120,454 in 2011

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2004 aggregated $5,895,701 and $2,052,152, respectively.


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $11,325,109)             $12,857,148
  Cash                                                                1,151,276
  Receivables -
     Fund shares sold                                                   182,134
     Dividends, interest and foreign taxes withheld                       4,140
     Due from Pioneer Investment Management, Inc.                        12,561
  Other                                                                  41,452
                                                                    -----------
       Total assets                                                 $14,248,711
                                                                    -----------
LIABILITIES:
  Payables -
     Investment securities purchased                                $   165,736
     Fund shares repurchased                                             16,152
  Due to affiliates                                                      15,039
  Accrued expenses                                                       21,483
                                                                    -----------
       Total liabilities                                            $   218,410
                                                                    -----------
NET ASSETS:
  Paid-in capital                                                   $12,037,807
  Accumulated net investment loss                                       (46,675)
  Accumulated net realized gain on investments                          507,130
  Net unrealized gain on investments                                  1,532,039
                                                                    -----------
       Total net assets                                             $14,030,301
                                                                    -----------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $12,068,837/1,007,409 shares)                   $     11.98
                                                                    -----------
  Class B (based on $795,310/66,465 shares)                         $     11.97
                                                                    -----------
  Class C (based on $1,165,153/97,381 shares)                       $     11.96
                                                                    -----------
  Class R (based on $1,001/84 shares)                               $     11.87
                                                                    -----------
MAXIMUM OFFERING PRICE:
  Class A ($11.98 [divided by] 94.25%)                              $     12.71
                                                                    -----------
  Class C ($11.96 [divided by] 99.00%)                              $     12.08
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,116)       $41,497
  Interest                                                    1,627
                                                            -------
       Total investment income                                           $ 43,124
                                                                         --------
EXPENSES:
  Management fees                                           $36,268
  Transfer agent fees
     Class A                                                 34,058
     Class B                                                    234
     Class C                                                    224
     Class R                                                     10
  Distribution fees
     Class A                                                 12,637
     Class B                                                    676
     Class C                                                  1,053
     Class R                                                      1
  Administrative fees                                        21,787
  Custodian fees                                              7,692
  Registration fees                                          51,627
  Professional fees                                          19,358
  Printing                                                    6,501
  Fees and expenses of nonaffiliated trustees                 2,048
  Miscellaneous                                               1,928
                                                            -------
       Total expenses                                                    $196,102
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                                (106,269)
       Less fees paid indirectly                                              (34)
                                                                         --------
       Net expenses                                                      $ 89,799
                                                                         --------
         Net investment loss                                             $(46,675)
                                                                         --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $687,637
  Change in net unrealized gain on investments                             15,453
                                                                         --------
  Net gain on investments                                                $703,090
                                                                         --------
   Net increase in net assets resulting from operations                  $656,415
                                                                         --------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04 and the Year Ended 11/30/03

                                                             Six Months
                                                                Ended
                                                               5/31/04        Year Ended
                                                             (unaudited)       11/30/03
FROM OPERATIONS:
Net investment loss                                         $   (46,675)     $  (85,952)
Net realized gain (loss) on investments                         687,637        (120,454)
Change in net unrealized gain on investments                     15,453       1,041,244
                                                            -----------      ----------
  Net increase in net assets resulting from operations      $   656,415      $  834,838
                                                            -----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $0.62 per share, respectively)         $         -      $ (461,097)
                                                            -----------      ----------
     Total distributions to shareowners                     $         -      $ (461,097)
                                                            -----------      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $ 5,320,764      $  517,441
Reinvestment of distributions                                         -         444,494
Cost of shares repurchased                                     (586,950)       (764,600)
                                                            -----------      ----------
  Net increase in net assets resulting from fund
     share transactions                                     $ 4,733,814      $  197,335
                                                            -----------      ----------
  Net increase in net assets                                $ 5,390,229      $  571,076
NET ASSETS:
Beginning of period                                           8,640,072       8,068,996
                                                            -----------      ----------
End of period (accumulated net investment loss of
  ($46,675) and $0, respectively)                           $14,030,301      $8,640,072
                                                            -----------      ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04 and the Year Ended 11/30/03


                                  '04 Shares    '04 Amount     '03 Shares  '03 Amount
                                 (unaudited)    (unaudited)
CLASS A
Shares sold                        257,323      $3,345,011       52,663    $  517,441
Reinvestment of distributions            -               -       45,449       444,494
Less shares repurchased            (47,662)       (565,331)     (76,181)     (764,600)
                                   -------      ----------      -------    ----------
  Net increase                     209,661      $2,779,680       21,931    $  197,335
                                   -------      ----------      -------    ----------
CLASS B*
Shares sold                         66,715      $  795,471
Less shares repurchased               (250)         (2,988)
                                   -------      ----------
  Net increase                      66,465      $  792,483
                                   -------      ----------
CLASS C*
Shares sold                         98,956      $1,179,294
Less shares repurchased             (1,575)        (18,631)
                                   -------      ----------
  Net increase                      97,381      $1,160,663
                                   -------      ----------
CLASS R*
Shares sold                             84      $      988
Less shares repurchased                  -               -
                                   -------      ----------
  Net increase                          84      $      988
                                   -------      ----------

* Class B, Class C, and Class R shares were first publicly offered on February 17, 2004.

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  5/31/04      Year Ended
CLASS A                                                       (unaudited)(b)    11/30/03
Net asset value, beginning of period                            $   11.18       $ 10.74
                                                                ---------       -------
Increase (decrease) from investment operations:
 Net investment loss                                            $   (0.04)      $ (0.11)
 Net realized and unrealized gain (loss) on investments              0.84          1.17
                                                                ---------       -------
   Net increase (decrease) from investment operations           $    0.80       $  1.06
Distributions to shareowners:
 Net realized gain                                                      -         (0.62)
                                                                ---------       -------
Net increase (decrease) in net asset value                      $    0.80       $  0.44
                                                                ---------       -------
Net asset value, end of period                                  $   11.98       $ 11.18
                                                                ---------       -------
Total return*                                                        7.16%        10.63%
Ratio of net expenses to average net assets+                         1.72%**       2.00%
Ratio of net investment loss to average net assets+                 (0.88)%**     (1.06)%
Portfolio turnover rate                                                42%**         53%
Net assets, end of period (in thousands)                        $  12,069       $ 8,640
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        3.79%**       2.77%
 Net investment loss                                                (2.95)%**     (1.83)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.72%**       2.00%
 Net investment loss                                                (0.88)%**     (1.06)%

Pioneer Oak Ridge Large Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                       3/1/99 (a)
                                                              Year Ended   Year Ended   Year Ended         to
CLASS A                                                        11/30/02     11/30/01     11/30/00       11/30/99
Net asset value, beginning of period                          $   12.41    $   13.89     $ 12.45       $   12.00
                                                              ---------    ---------     -------       ---------
Increase (decrease) from investment operations:
 Net investment loss                                          $   (0.10)   $   (0.07)    $ (0.09)      $   (0.05)
 Net realized and unrealized gain (loss) on investments           (1.57)       (1.41)       1.53            0.50
                                                              ---------    ---------     -------       ---------
   Net increase (decrease) from investment operations         $   (1.67)   $   (1.48)    $  1.44       $    0.45
Distributions to shareowners:
 Net realized gain                                                    -            -           -               -
                                                              ---------    ---------     -------       ---------
Net increase (decrease) in net asset value                    $   (1.67)   $   (1.48)    $  1.44       $    0.45
                                                              ---------    ---------     -------       ---------
Net asset value, end of period                                $   10.74    $   12.41     $ 13.89       $   12.45
                                                              ---------    ---------     -------       ---------
Total return*                                                    (13.46)%     (10.66)%     11.57%           3.75%
Ratio of net expenses to average net assets+                       2.00%        2.00%       2.00%           2.00%**
Ratio of net investment loss to average net assets+               (1.00)%      (0.60)%     (0.68)%         (0.58)%**
Portfolio turnover rate                                              26%          19%         25%             52%
Net assets, end of period (in thousands)                      $   8,069    $   2,733     $ 2,530       $   1,855
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      3.21%        5.24%       4.72%           7.80%**
 Net investment loss                                              (2.21)%      (3.84)%     (3.40)%         (6.38)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      2.00%        2.00%       2.00%           2.00%**
 Net investment loss                                              (1.00)%      (0.60)%     (0.68)%         (0.58)%**

(a)  Commencement of Operations
(b) Pioneer Investment Management, Inc. assumed investment management of the Fund on February 17, 2004. Prior to that date, the Fund was advised by Oak Ridge Investments, LLC.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/17/04(a)
                                                                       to
                                                                     5/31/04
CLASS B                                                            (unaudited)
Net asset value, beginning of period                               $  11.86
                                                                   --------
Increase (decrease) from investment operations:
  Net investment loss                                              $  (0.01)
  Net realized and unrealized gain on investments                      0.12
                                                                   --------
     Net increase from investment operations                       $   0.11
                                                                   --------
Net increase in net asset value                                    $   0.11
                                                                   --------
Net asset value, end of period                                     $  11.97
                                                                   --------
Total return*                                                          6.89%
Ratio of net expenses to average net assets+                           2.43%**
Ratio of net investment loss to average net assets+                   (1.67)%**
Portfolio turnover rate                                                  42%**
Net assets, end of period (in thousands)                           $    795
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         4.44%**
  Net investment loss                                                 (3.68)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.43%**
  Net investment loss                                                 (1.67)%**

(a)  Class B shares were first publicly offered on February 17, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/17/04(a)
                                                                       to
                                                                     5/31/04
CLASS C                                                            (unaudited)
Net asset value, beginning of period                               $  11.86
                                                                   --------
Increase (decrease) from investment operations:
  Net investment loss                                              $  (0.02)
  Net realized and unrealized gain on investments                      0.12
                                                                   --------
     Net increase from investment operations                       $   0.10
                                                                   --------
Net increase in net asset value                                    $   0.10
                                                                   --------
Net asset value, end of period                                     $  11.96
                                                                   --------
Total return*                                                          6.80%
Ratio of net expenses to average net assets+                           2.30%**
Ratio of net investment loss to average net assets+                   (1.47)%**
Portfolio turnover rate                                                  42%**
Net assets, end of period (in thousands)                           $  1,165
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         4.32%**
  Net investment loss                                                 (3.49)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.30%**
  Net investment loss                                                 (1.47)%**

(a) Class C shares were first publicly offered on February 17, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    2/17/04(a)
                                                                       to
                                                                     5/31/04
CLASS R                                                            (unaudited)
Net asset value, beginning of period                               $  11.86
                                                                   --------
Increase (decrease) from investment operations:
  Net investment loss                                              $  (0.13)
  Net realized and unrealized gain on investments                      0.14
                                                                   --------
     Net increase from investment operations                       $   0.01
                                                                   --------
Net increase in net asset value                                    $   0.01
                                                                   --------
Net asset value, end of period                                     $  11.87
                                                                   --------
Total return*                                                          6.05%
Ratio of net expenses to average net assets+                           4.76%**
Ratio of net investment loss to average net assets+                   (3.95)%**
Portfolio turnover rate                                                  42%**
Net assets, end of period (in thousands)                           $      1
Ratios with no waiver of management fees and assumtion of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         6.94%**
  Net investment loss                                                 (6.13)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         4.72%**
  Net investment loss                                                 (3.91)%**

(a)  Class R shares were first publicly offered on February 17, 2004.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
 +   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Large Cap Growth Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund transferred all of its assets to the Fund's Class A shares on February 17, 2004 pursuant to an agreement and plan of reorganization. The reorganization had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Class B, Class C and Class R were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation,

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

   or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At May 31, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The tax character of distributions paid during the years ended November 30, 2003 and 2002 were as follows:

--------------------------------------------------------------------------------
                                 2003         2002
                              ----------   ----------
  Distributions paid from:
   Ordinary income            $      -     $      -
   Long-term capital gain      461,097      176,114
                              --------     --------
    Total                     $461,097     $176,114
                              --------     --------
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2003:

                                             2003
                                         ----------
  Undistributed ordinary income          $        -
  Undistributed long-term gain                    -
  Unrealized appreciation                 1,516,586
  Other accumulated losses                 (180,507)
                                         ----------
    Total                                $1,336,079
                                         ----------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $5,610 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. (see Note 4) Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

   and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

2. Management Agreement
Pioneer Investment Management, Inc. (PIM), manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

PIM has voluntarily agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.50% of the average daily net assets attributable to Class
A. This agreement is temporary and may be terminated or revised by PIM at any time without notice. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC as compensation for Oak Ridge's subadvisory services to the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2004, $1,542 was payable to PIM related to management fees, administrative fees and certain others services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $9,713 in transfer agent fees payable to PIMSS at May 31, 2004.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $3,784 in distribution fees payable to PFD at May 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2004, there were no CDSCs paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2004, the Fund's expenses were reduced by $34 under such arrangements.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity                                 International/Global Equity
  Pioneer Fund                                Pioneer Emerging Markets Fund
  Pioneer Balanced Fund                       Pioneer Europe Select Fund
  Pioneer Equity Income Fund                  Pioneer Europe Fund
  Pioneer Growth Shares                       Pioneer International Equity Fund
  Pioneer Mid Cap Growth Fund                 Pioneer International Value Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
   Growth Fund                                Fixed Income
  Pioneer Oak Ridge Small Cap                 Pioneer America Income Trust
    Growth Fund                               Pioneer Bond Fund
  Pioneer Papp America-Pacific                Pioneer Global High Yield Fund
    Rim Fund                                  Pioneer High Yield Fund
  Pioneer Papp Small and Mid Cap              Pioneer Strategic Income Fund
    Growth Fund                               Pioneer Tax Free Income Fund
  Pioneer Papp Stock Fund
  Pioneer Papp Strategic
    Growth Fund                               Money Market
  Pioneer Real Estate Shares                  Pioneer Cash Reserves Fund**
  Pioneer Research Fund*
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

 * Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.



Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments (R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   15609-00-0704
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, except as described in (b) below.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses except as follows. Although the registrant experienced no compliance breaches as a result of a weakness detected subsequent to the date of the last evaluation of controls by the registrant's certifying officers, the registrant's investment advisor took corrective action related to a material weakness in the Fund's compliance controls.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 4, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 4, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 4, 2004

* Print the name and title of each signing officer under his or her signature.